INCOME TAX - Withholdings tax on dividends paid between entities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [abstract]
Withholdings tax on dividends paid to entities	$ (15,885)	$ (164)